1:

<SEQUENCE>1
<FILENAME>a200809_13f-hr.text
5:

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: September 30 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  595 Madison Avenue
          19th Floor
          New York, NY 10022

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 451-9161

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        10/17/2008
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total: $967,117
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

Force Capital Management, LLC
Form 13F Information Table
September 30 2008

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------

ALLEGHENY ENERGY, INC.      COM		017361106       3,842    104,500   SH		SOLE	NONE   104,500  0
AMERICO     		    COM		023586100      	  889	  21,209   SH		SOLE	NONE    21,209	0
ASHFORD HOSPITALITY TRUST   COM		044103109         466	 115,000   SH		SOLE	NONE   115,000	0
CITADEL BROADCASTING CORP   COM		17285T106         769    985,800   SH		SOLE	NONE   985,800  0
COPART INC                  COM         217204106      27,172    715,050   SH           SOLE	NONE   715,050  0
CROWN CASTLE INTL CORP      COM         228227104      40,824  1,409,184   SH           SOLE	NONE 1,409,184  0
EAGLE MATERIALS INC	    COM		26969P108      12,087    540,300   SH		SOLE	NONE   540,300	0
FASTENAL CO		    COM		311900104      12,284    248,717   SH		SOLE	NONE   248,717  0
J B HUNT TRANS SVCS INC     COM		445658107       9,427	 282,500   SH		SOLE	NONE   282,500	0
LAMAR ADVERTISING CO	    COM	CL A	512815101      10,186    329,760   SH		SOLE	NONE   329,760  0
MASTERCARD INC 		    COM CL A	57636Q104       3,901	  22,000   SH		SOLE	NONE    22,000	0
MBIA INC       		    COM		55262C100       2,017    169,500   SH		SOLE	NONE   169,500  0
NATIONAL CITY CORP     	    COM         635405103         473    270,000   SH           SOLE	NONE   270,000  0
SEARS HOLDINGS CORPORATION  COM         812350106       7,200     77,000   SH           SOLE	NONE    77,000  0
SPORTS PROPERTIES ACQ CORP  WRNT        84920F115	  134    447,051   SH		SOLE	NONE   447,051  0
TARGET CORP		    COM		87612E106      24,978    509,240   SH		SOLE	NONE   509,240  0
UNION PACIFIC CORP	    COM		907818108      22,293    313,274   SH		SOLE	NONE   313,274  0
UNITED CAPITAL CORP	    COM		909912107       5,549	 209,476   SH		SOLE	NONE   209,476	0
VISA INC	            COM	CL A	92826C839       4,451     72,500   SH     	SOLE    NONE    72,500  0


Options


AMERICAN EXPRESS CO.	    COM		025816109      26,538    749,000   SH	CALL	SOLE	NONE   749,000  0
LAMAR ADVERTISING CO	    COM	CL A	512815101      38,465  1,245,200   SH	CALL	SOLE	NONE 1,245,200  0
MARTIN MARIETTA MATERIALS   COM		573284106      26,942    240,600   SH	CALL	SOLE	NONE   240,600  0
MERRILL LYNCH & CO, INC.    COM		590188108       6,325	 250,000   SH	CALL	SOLE	NONE   250,000	0
NATIONAL CITY CORP          COM		635405103         875    500,000   SH	CALL	SOLE	NONE   500,000  0
SEARS HOLDINGS CORPORATION  CoM         812350106     629,912  6,737,000   SH   CALL    SOLE    NONE 6,737,000  0
TARGET CORP		    COM		87612E106       9,810    200,000   SH	CALL	SOLE	NONE   200,000  0
UNION PACIFIC CORP	    COM		907818108      13,165	 185,000   SH	CALL	SOLE	NONE   185,000  0
VULCAN MATERIALS CO	    COM		929160109      24,585	 330,000   SH	CALL	SOLE	NONE   330,000	0
WACHOVIA CORPORATION        COM		929903102       1,558	 445,000   SH	CALL	SOLE	NONE   445,000	0





 05120.0001 #200809